MML SERIES INVESTMENT FUND II
MML Equity Momentum Fund
Supplement dated November 7, 2022 to
the Prospectus dated May 1, 2022 and
the Summary Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective November 4, 2022 (the “Termination Date”), the MML Equity Momentum Fund (the “Fund”) was dissolved pursuant to a Plan of Liquidation for the MML Series Investment Fund II, approved by the Shareholders of the Fund. The liquidation proceeds of the Fund were distributed to the appropriate Massachusetts Mutual Life Insurance Company separate accounts invested in the Fund on the Termination Date.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-22-05
EM-22-02

MML SERIES INVESTMENT FUND II
MML Special Situations Fund
Supplement dated November 7, 2022 to
the Prospectus dated May 1, 2022 and
the Summary Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective November 4, 2022 (the “Termination Date”), the MML Special Situations Fund (the “Fund”) was dissolved pursuant to a Plan of Liquidation for the MML Series Investment Fund II, approved by the Shareholders of the Fund. The liquidation proceeds of the Fund were distributed to the appropriate Massachusetts Mutual Life Insurance Company separate accounts invested in the Fund on the Termination Date.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-22-06
SS-22-02